                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.
Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003

Dear Shareholder:
The six-month period ended April 30, 2003, was difficult for international equity investors. The moves during the period were sharp: European markets breached their October lows in mid-March before moving solidly higher in April, Asia was more defensive until late in the period when the news on SARS escalated and the markets sold off, and the U.S. dollar lost value against nearly all the major currencies, particularly the euro, which gained approximately 13 percent over the period.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2003, Morgan Stanley International Fund's Class A, B, C and D shares returned -0.44 percent, -0.76 percent, -0.73 percent and -0.34 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) EAFE Index(1) returned 1.81 percent and the Lipper International Fund Index(2) returned 1.61 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

The Fund's above-benchmark allocation to defensive holdings such as consumer staples and health care, as well as to Hong Kong and Singapore, hurt its relative portfolio performance. Overweightings to utilities, the United Kingdom and Spain were positive contributors. Underweighted positions in information technology and consumer discretionary issues also benefited performance.

As of April 30, 2003, the Fund was slightly overweighted in non-euro Europe (principally the United Kingdom), underweighted in euro Europe and neutral in Japan and Asia, with 4 percent in cash.

Market Review
During the period, we increased our position in Japan to market weight, based on attractive equity valuations and market technicals. From the viewpoint of fundamentals, there have been faint signs of change: the Bank of Japan added liquidity, the Industrial Revitalization Corporation was established in early May and there has been talk of currency intervention. However, given the many fits and starts of

----------------
(1) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australasia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and one cannot invest directly in an index.
(2) The Lipper International Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and one cannot invest directly in an index. There are currently 30 funds represented in this Index.

Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

mending the Japanese economy and financial system we have witnessed over the years, we remain dubious and thus neutrally positioned versus our benchmark. Equities and bond yields recently hit new multi-year lows signaling, we believe, investors' lack of confidence in the market.

After showing some signs of firming up earlier this year, recent economic data in continental Europe weakened. Consumer confidence is now at multi-year lows, retail sales are down and unemployment has risen. The European central bank appears to be behind the curve and real short-term interest rates are still positive compared to negative short-term rates in both the United States and Switzerland. Although absolute equity valuations are attractive, in our view short-term earnings momentum is weak and price momentum poor.

A recent visit to the United Kingdom reinforced our conviction that the government's policies and the Bank of England (BOE) have been adept at managing the economy. Although recent data, particularly on the consumer sector, have been deteriorating, we believe the economy is relatively healthy. The weakness in sterling is likely to take pressure off the BOE and should help with exporting manufactured goods.

We appreciate your ongoing support of Morgan Stanley International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley International Fund
FUND PERFORMANCE / / APRIL 30, 2003

                                  Average Annual Total Returns -- Period Ended April 30, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                Class B Shares**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (17.55)%(1)         (21.88)%(2)        1 Year                      (18.17)%(1)         (22.26)%(2)
 Since Inception
  (06/28/99)            (8.52)%(1)          (9.80)%(2)        Since Inception (06/28/99)   (9.24)%(1)          (9.69)%(2)

                       Class C Shares+                                                Class D Shares++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (18.12)%(1)         (18.94)%(2)        1 Year                      (17.40)%(1)
 Since Inception
  (06/28/99)            (9.20)%(1)          (9.20)%(2)        Since Inception (06/28/99)   (8.35)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks and Rights (94.0%)
            Australia (3.0%)
            ALUMINUM
    88,705  Alumina Ltd.............................  $    242,185
                                                      ------------
            BEVERAGES: ALCOHOLIC
    92,599  Foster's Group Ltd......................       259,775
    31,042  Southcorp Ltd...........................        73,478
                                                      ------------
                                                           333,253
                                                      ------------
            BEVERAGES: NON-ALCOHOLIC
    73,832  Coca-Cola Amatil Ltd....................       263,069
                                                      ------------
            BIOTECHNOLOGY
     5,248  CSL Ltd.................................        51,398
                                                      ------------
            BUILDING PRODUCTS
    82,951  CSR Ltd.................................        92,460
                                                      ------------
            CASINO/GAMING
    16,104  TABCORP Holdings Ltd....................       106,894
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    22,785  Orica Ltd...............................       141,253
                                                      ------------
            CONSTRUCTION MATERIALS
    55,338  Boral Ltd...............................       164,947
    82,951  Rinker Group Ltd.*......................       252,447
                                                      ------------
                                                           417,394
                                                      ------------
            CONTAINERS/PACKAGING
    66,777  Amcor Ltd...............................       347,489
                                                      ------------
            ENGINEERING & CONSTRUCTION
    13,503  Leighton Holdings Ltd...................        82,188
                                                      ------------
            FINANCIAL CONGLOMERATES
    15,645  Suncorp-Metway Ltd......................       111,391
                                                      ------------
            FOOD RETAIL
    44,735  Coles Myer Ltd..........................       192,730
    56,222  Woolworths Ltd..........................       454,864
                                                      ------------
                                                           647,594
                                                      ------------
            GAS DISTRIBUTORS
    21,660  Australian Gas Light Company Ltd........       155,031
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            HOSPITAL/NURSING MANAGEMENT
    33,452  Mayne Group Ltd.........................  $     62,005
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    10,430  Ansell Ltd.*............................        37,947
    13,428  Wesfarmers Ltd..........................       206,011
                                                      ------------
                                                           243,958
                                                      ------------
            LIFE/HEALTH INSURANCE
    36,111  Amp Ltd.................................       197,409
                                                      ------------
            MAJOR BANKS
    29,623  Australia & New Zealand Banking Group
             Ltd....................................       345,956
    37,556  Commonwealth Bank of Australia..........       640,148
    53,883  National Australia Bank Ltd.............     1,096,600
    48,370  Westpac Banking Corp....................       481,903
                                                      ------------
                                                         2,564,607
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   252,247  Telstra Corp., Ltd......................       664,999
                                                      ------------
            MEDIA CONGLOMERATES
    93,152  News Corp., Ltd.........................       664,101
    83,260  News Corp., Ltd. (Pref. Ordinary).......       492,177
                                                      ------------
                                                         1,156,278
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    44,604  Brambles Industries Ltd.................       143,845
                                                      ------------
            OIL & GAS PRODUCTION
    19,738  Santos Ltd..............................        71,688
                                                      ------------
            OTHER METALS/MINERALS
   283,119  BHP Billiton Ltd........................     1,602,694
   184,658  M.I.M. Holdings Ltd.....................       196,576
    25,267  Rio Tinto Ltd...........................       502,829
    88,705  WMC Resources Ltd.*.....................       222,188
                                                      ------------
                                                         2,524,287
                                                      ------------
            PRECIOUS METALS
    22,901  Newcrest Mining Ltd.....................        93,931
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PROPERTY - CASUALTY INSURERS
    21,531  QBE Insurance Group Ltd.................  $    115,142
                                                      ------------
            PULP & PAPER
    40,249  Paperlinx Ltd...........................       129,296
                                                      ------------
            REAL ESTATE DEVELOPMENT
    16,586  Lend Lease Corp., Ltd...................       105,004
                                                      ------------
            REAL ESTATE INVESTMENT TRUSTS
    19,392  AMP Diversified Property Trust..........        35,944
    73,183  General Property Trust (Units)++........       137,482
    20,473  Stockland (Units)++.....................        64,101
     2,990  Westfield Trust (New Units)++*..........         6,328
    81,414  Westfield Trust (Units)++...............       174,866
                                                      ------------
                                                           418,721
                                                      ------------
            STEEL
     8,791  OneSteel Ltd............................         9,413
                                                      ------------
            Total Australia.........................    11,492,182
                                                      ------------
            Austria (0.9%)
            BUILDING PRODUCTS
    12,530  Wienerberger AG.........................       236,596
                                                      ------------
            CONSTRUCTION MATERIALS
     4,050  RHI AG*.................................        44,798
                                                      ------------
            CONTAINERS/PACKAGING
     1,843  Mayr-Melnhof Karton AG..................       156,374
                                                      ------------
            ELECTRIC UTILITIES
     3,363  Oesterreichische
             Elektrizitaetswirtschafts AG (Verbund)
             (A Shares).............................       311,157
                                                      ------------
            ENGINEERING & CONSTRUCTION
     3,456  VA Technologie AG*......................        86,688
                                                      ------------
            MAJOR BANKS
    10,336  Erste Bank der Oesterreichischen
             Sparkassen AG..........................       818,783
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR TELECOMMUNICATIONS
    76,670  Telekom Austria AG*.....................  $    786,390
                                                      ------------
            OIL REFINING/MARKETING
     5,183  OMV AG..................................       623,108
                                                      ------------
            OTHER TRANSPORTATION
     4,031  Flughafen Wien AG.......................       140,790
                                                      ------------
            STEEL
     2,112  Boehler-Uddeholm AG.....................       110,082
     6,842  Voestalpine AG..........................       192,643
                                                      ------------
                                                           302,725
                                                      ------------
            Total Austria...........................     3,507,409
                                                      ------------
            Belgium (0.5%)
            CHEMICALS: SPECIALTY
     1,815  Solvay S.A. (A Shares)..................       128,366
                                                      ------------
            ELECTRIC UTILITIES
       334  Electrabel S.A..........................        80,159
                                                      ------------
            FINANCIAL CONGLOMERATES
    50,492  Fortis..................................       848,477
                                                      ------------
            MAJOR BANKS
    56,677  Dexia...................................       650,350
     4,337  KBC Bankverzekeringsholding.............       153,610
                                                      ------------
                                                           803,960
                                                      ------------
            OTHER METALS/MINERALS
       456  Umicore.................................        20,746
                                                      ------------
            PHARMACEUTICALS: OTHER
     2,246  UCB S.A.................................        62,234
                                                      ------------
            Total Belgium...........................     1,943,942
                                                      ------------
            Bermuda (0.0%)
            CONSTRUCTION MATERIALS
    34,000  Cheung Kong Infrastructure Holdings
             Ltd....................................        63,647
                                                      ------------
            Denmark (0.6%)
            BEVERAGES: ALCOHOLIC
     1,800  Carlsberg AS (Series B).................        65,541
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            BIOTECHNOLOGY
     2,700  Novozymes AS (Series B).................  $     66,015
                                                      ------------
            ELECTRICAL PRODUCTS
     1,830  Vestas Wind Systems AS..................        14,318
                                                      ------------
            FOOD: SPECIALTY/CANDY
     3,700  Danisco AS..............................       135,280
                                                      ------------
            MAJOR BANKS
    51,444  Danske Bank AS..........................       990,767
                                                      ------------
            MAJOR TELECOMMUNICATIONS
     2,400  TDC AS..................................        59,764
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    15,300  Group 4 Falck AS........................       267,040
    10,200  ISS AS..................................       382,143
                                                      ------------
                                                           649,183
                                                      ------------
            PHARMACEUTICALS: MAJOR
     6,000  Novo Nordisk AS (Series B)..............       217,568
                                                      ------------
            Total Denmark...........................     2,198,436
                                                      ------------
            Finland (0.8%)
            BUILDING PRODUCTS
       514  Uponor Oyj..............................        10,337
                                                      ------------
            ENGINEERING & CONSTRUCTION
     2,857  Kone Oyj (B Shares).....................        97,360
                                                      ------------
            FOOD RETAIL
    18,773  Kesko Oyj (B Shares)....................       213,946
                                                      ------------
            INDUSTRIAL MACHINERY
    18,323  Metso Oyj...............................       174,014
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    10,902  TietoEnator Oyj.........................       180,885
                                                      ------------
            MEDICAL SPECIALTIES
     1,200  Instrumentarium Oyj.....................        44,983
                                                      ------------
            MULTI-LINE INSURANCE
     3,403  Sampo Oyj (A Shares)....................        24,714
                                                      ------------
            OIL & GAS PRODUCTION
    23,253  Fortum Oyj..............................       167,055
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            OTHER METALS/MINERALS
    10,655  Outokumpu Oyj...........................  $     88,096
                                                      ------------
            PULP & PAPER
    25,076  Stora Enso Oyj (Registered Shares)......       272,890
    18,464  UPM-Kymmene Oyj.........................       270,251
                                                      ------------
                                                           543,141
                                                      ------------
            REAL ESTATE DEVELOPMENT
    10,150  Sponda Oyj..............................        52,280
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
    77,668  Nokia Oyj...............................     1,315,561
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
     4,537  Wartsila Oyj (B Shares).................        52,466
                                                      ------------
            Total Finland...........................     2,964,838
                                                      ------------
            France (6.9%)
            AEROSPACE & DEFENSE
     9,157  Thales S.A..............................       245,240
                                                      ------------
            ALUMINUM
     2,426  Pechiney S.A. (A Shares)................        70,068
                                                      ------------
            APPAREL/FOOTWEAR
    21,989  LVMH (Louis Vuitton Moet Hennessy)......       960,621
                                                      ------------
            BEVERAGES: ALCOHOLIC
     5,328  Pernod-Ricard S.A.......................       468,201
                                                      ------------
            BUILDING PRODUCTS
    18,425  Compagnie de Saint-Gobain...............       638,586
                                                      ------------
            CHEMICALS: SPECIALTY
     3,471  Air Liquide S.A.........................       526,265
                                                      ------------
            CONSTRUCTION MATERIALS
       608  Imerys S.A..............................        80,771
     4,566  Lafarge S.A.............................       307,116
                                                      ------------
                                                           387,887
                                                      ------------
            DEPARTMENT STORES
     5,899  Pinault-Printemps-Redoute S.A...........       412,594
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            ELECTRICAL PRODUCTS
     4,604  Alstom*.................................  $      9,362
     8,951  Schneider Electric S.A.*................       424,240
                                                      ------------
                                                           433,602
                                                      ------------
            ENGINEERING & CONSTRUCTION
    21,786  Bouygues S.A............................       533,566
     1,064  Vinci S.A...............................        69,367
                                                      ------------
                                                           602,933
                                                      ------------
            FOOD DISTRIBUTORS
     6,222  Sodexho Alliance S.A....................       141,748
                                                      ------------
            FOOD RETAIL
    29,914  Carrefour S.A...........................     1,302,491
     3,946  Casino Guichard Perrachon S.A...........       268,941
                                                      ------------
                                                         1,571,432
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    14,654  Groupe Danone...........................     2,076,086
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
     9,036  Accor S.A...............................       298,133
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    35,700  L'Oreal S.A.............................     2,554,801
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
     2,929  Cap Gemini S.A.*........................        91,239
                                                      ------------
            MAJOR BANKS
    13,455  BNP Paribas S.A.........................       632,299
     5,139  Societe Generale (A Shares).............       314,651
                                                      ------------
                                                           946,950
                                                      ------------
            MEDIA CONGLOMERATES
    31,251  Vivendi Universal S.A...................       509,784
                                                      ------------
            MEDICAL SPECIALTIES
     1,745  Essilor International S.A...............        71,534
                                                      ------------
            MULTI-LINE INSURANCE
    61,879  AXA.....................................       940,960
                                                      ------------
            OIL REFINING/MARKETING
    37,621  Total Fina Elf S.A......................     4,938,988
                                                      ------------
            OILFIELD SERVICES/EQUIPMENT
       346  Technip - Coflexip S.A..................        28,375
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            OTHER CONSUMER SPECIALTIES
     5,248  Societe BIC S.A.........................  $    184,703
                                                      ------------
            PACKAGED SOFTWARE
     1,940  Dassault Systemes S.A...................        56,118
                                                      ------------
            PHARMACEUTICALS: MAJOR
    42,752  Aventis S.A.............................     2,173,867
    40,852  Sanofi-Synthelabo S.A...................     2,439,669
                                                      ------------
                                                         4,613,536
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
     6,082  Lagardere S.C.A.........................       232,675
                                                      ------------
            REAL ESTATE DEVELOPMENT
       340  Bail Investissement.....................        51,588
     2,858  Gecina S.A..............................       322,198
     4,080  Klepierre...............................       185,489
    11,131  Societe Fonciere Lyonnaise..............       340,516
       190  Societe Immobiliere de Location pour
             l'Industrie et le Commerce (SILIC).....        35,155
     7,040  Sophia (EX-SFI).........................       235,974
    12,110  Unibail.................................       811,154
                                                      ------------
                                                         1,982,074
                                                      ------------
            SEMICONDUCTORS
     5,630  STMicroelectronics NV...................       116,498
                                                      ------------
            Total France............................    26,101,631
                                                      ------------
            Germany (2.6%)
            AIR FREIGHT/COURIERS
     4,190  Deutsche Post AG (Registered Shares)....        50,045
                                                      ------------
            AIRLINES
    12,797  Deutsche Lufthansa AG* - Reg............       134,974
                                                      ------------
            APPAREL/FOOTWEAR
       459  Adidas-Salomon AG.......................        39,540
                                                      ------------
            BUILDING PRODUCTS
       401  Buderus AG..............................        13,208
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            CHEMICALS: MAJOR DIVERSIFIED
    15,179  BASF AG.................................  $    677,871
    19,555  Bayer AG................................       357,228
                                                      ------------
                                                         1,035,099
                                                      ------------
            CHEMICALS: SPECIALTY
     3,943  Linde AG................................       148,730
                                                      ------------
            CONSTRUCTION MATERIALS
       540  HeidelbergCement AG.....................        16,676
                                                      ------------
            DEPARTMENT STORES
     3,723  KarstadtQuelle AG.......................        62,978
    13,250  Metro AG................................       368,477
                                                      ------------
                                                           431,455
                                                      ------------
            ELECTRIC UTILITIES
    49,650  E. ON AG................................     2,379,277
                                                      ------------
            ELECTRONIC COMPONENTS
       590  Epcos AG*...............................         9,123
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
     2,255  Beiersdorf AG...........................       280,674
     2,372  Henkel KGaA - Vorzug (Pref.)............       154,191
     1,688  Wella AG (Pref.)........................       126,362
                                                      ------------
                                                           561,227
                                                      ------------
            INDUSTRIAL CONGLOMERATES
     2,742  MAN AG..................................        49,999
     3,928  RWE AG..................................       105,769
    30,167  Siemens AG - Reg........................     1,505,629
     9,525  ThyssenKrupp AG.........................        97,696
                                                      ------------
                                                         1,759,093
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    70,589  Deutsche Telekom AG (Registered
             Shares)................................       944,852
                                                      ------------
            MEDICAL DISTRIBUTORS
     2,051  Gehe AG.................................        81,443
                                                      ------------
            MEDICAL/NURSING SERVICES
     3,627  Fresenius Medical Care AG...............       182,239
                                                      ------------
            MOTOR VEHICLES
     8,970  DaimlerChrysler AG (Registered
             Shares)................................       289,641

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

        99  Porsche AG (Pref.)......................  $     36,502
     2,357  Volkswagen AG...........................        82,954
     1,113  Volkswagen AG (Pref.)...................        28,415
                                                      ------------
                                                           437,512
                                                      ------------
            OTHER CONSUMER SERVICES
     5,633  TUI AG..................................        82,511
                                                      ------------
            PACKAGED SOFTWARE
     9,638  SAP AG..................................       988,552
                                                      ------------
            PHARMACEUTICALS: MAJOR
     3,924  Merck KGaA..............................       105,530
     6,903  Schering AG.............................       308,123
                                                      ------------
                                                           413,653
                                                      ------------
            PHARMACEUTICALS: OTHER
       753  Altana AG...............................        37,119
                                                      ------------
            REAL ESTATE DEVELOPMENT
    17,007  IVG Immobilien AG.......................       144,415
                                                      ------------
            SEMICONDUCTORS
       525  Infineon Technologies AG*...............         3,901
                                                      ------------
            SPECIALTY STORES
     2,821  Douglas Holding AG......................        51,849
                                                      ------------
            Total Germany...........................     9,946,493
                                                      ------------
            Greece (0.1%)
            CONSTRUCTION MATERIALS
     1,300  Titan Cement Co. S.A....................        47,932
                                                      ------------
            MAJOR BANKS
    12,100  National Bank of Greece S.A.*...........       169,803
                                                      ------------
            REGIONAL BANKS
     9,700  Alpha Bank A.E.*........................       134,822
     8,700  Bank of Piraeus.........................        53,657
     5,300  Commercial Bank of Greece...............        74,258
     5,300  EFG Eurobank Ergasias...................        67,034
                                                      ------------
                                                           329,771
                                                      ------------
            Total Greece............................       547,506
                                                      ------------
            Hong Kong (1.3%)
            AIRLINES
    64,000  Cathay Pacific Airways, Ltd.............        77,135
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            APPAREL/FOOTWEAR RETAIL
    36,000  Esprit Holdings Ltd.....................  $     70,622
                                                      ------------
            BROADCASTING
    29,000  Television Broadcasts Ltd...............        88,681
                                                      ------------
            ELECTRIC UTILITIES
   107,800  CLP Holdings Ltd........................       440,914
    85,500  HongKong Electric Holdings Ltd..........       343,127
                                                      ------------
                                                           784,041
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     7,000  ASM Pacific Technology Ltd..............        17,367
                                                      ------------
            ENGINEERING & CONSTRUCTION
    47,485  New World Development Co., Ltd..........        14,460
                                                      ------------
            FINANCIAL CONGLOMERATES
    78,000  Wharf (Holdings) Ltd. (The).............       136,512
                                                      ------------
            GAS DISTRIBUTORS
   224,483  Hong Kong & China Gas Co., Ltd..........       264,799
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
    66,000  Shangri-La Asia Ltd.....................        41,677
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   125,900  Hutchison Whampoa Ltd...................       700,583
    60,000  Swire Pacific Ltd. (Class A)............       237,714
                                                      ------------
                                                           938,297
                                                      ------------
            INVESTMENT BANKS/BROKERS
    66,000  Hong Kong Exchanges & Clearing Ltd......        77,007
                                                      ------------
            MAJOR BANKS
    89,452  Bank of East Asia Ltd...................       165,730
   143,500  BOC Hong Kong (Holdings) Ltd............       139,833
    48,400  Hang Seng Bank Ltd......................       479,389
                                                      ------------
                                                           784,952
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   116,611  PCCW Ltd.*..............................        74,010
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MISCELLANEOUS MANUFACTURING
    94,000  Johnson Electric Holdings Ltd...........  $    101,240
                                                      ------------
            RAILROADS
    81,919  MTR Corp., Ltd..........................        88,228
                                                      ------------
            REAL ESTATE DEVELOPMENT
    97,000  Cheung Kong (Holdings) Ltd..............       536,035
    72,000  Hang Lung Properties Ltd................        62,313
    36,000  Henderson Land Development Co., Ltd.....        89,316
       110  Sino Land Co., Ltd......................            29
    84,000  Sun Hung Kai Properties Ltd.............       394,189
                                                      ------------
                                                         1,081,882
                                                      ------------
            WHOLESALE DISTRIBUTORS
    98,000  Li & Fung Ltd...........................       109,946
                                                      ------------
            Total Hong Kong.........................     4,750,856
                                                      ------------
            Ireland (0.7%)
            CONSTRUCTION MATERIALS
    20,091  CRH PLC.................................       308,655
                                                      ------------
            FINANCIAL CONGLOMERATES
    10,617  Irish Life & Permanent PLC..............       123,369
                                                      ------------
            FOOD: SPECIALTY/CANDY
     2,623  Kerry Group PLC (A Shares)..............        38,831
                                                      ------------
            INDUSTRIAL CONGLOMERATES
     1,350  DCC PLC.................................        16,743
                                                      ------------
            MAJOR BANKS
    66,558  Allied Irish Banks PLC..................     1,022,522
    77,133  Bank of Ireland.........................       943,679
                                                      ------------
                                                         1,966,201
                                                      ------------
            Total Ireland...........................     2,453,799
                                                      ------------
            Italy (3.6%)
            APPAREL/FOOTWEAR
    10,254  Benetton Group SpA......................        88,790
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            BROADCASTING
    51,003  Mediaset SpA............................  $    436,510
                                                      ------------
            CONSTRUCTION MATERIALS
     4,461  Italcementi SpA.........................        46,653
                                                      ------------
            ELECTRIC UTILITIES
   155,652  Enel SpA................................       932,157
                                                      ------------
            ELECTRICAL PRODUCTS
   156,694  Pirelli SpA.............................       154,766
                                                      ------------
            INTEGRATED OIL
   250,911  ENI SpA.................................     3,579,978
                                                      ------------
            LIFE/HEALTH INSURANCE
    24,253  Alleanza Assicurazioni SpA..............       227,080
    51,411  Assicurazioni Generali..................     1,182,721
                                                      ------------
                                                         1,409,801
                                                      ------------
            MAJOR BANKS
    33,637  Banca Intesa SpA........................        61,072
    12,788  Banca Monte dei Paschi di Siena SpA.....        37,149
    58,685  Banca Nazionale del Lavoro SpA*.........        95,206
   228,695  IntesaBci SpA...........................       592,810
    39,339  Sanpaolo IMI SpA........................       324,816
   176,741  UniCredito Italiano SpA.................       774,093
                                                      ------------
                                                         1,885,146
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   217,100  Telecom Italia SpA......................     1,775,582
    17,370  Telecom Italia SpA - RNC................        85,587
                                                      ------------
                                                         1,861,169
                                                      ------------
            MEDICAL SPECIALTIES
    27,736  Snia SpA*...............................        53,147
                                                      ------------
            MULTI-LINE INSURANCE
    18,255  Riunione Adriatica di Sicurta SpA.......       263,520
                                                      ------------
            REAL ESTATE DEVELOPMENT
    48,700  Aedes SpA...............................       169,223
   616,000  Beni Stabili SpA........................       308,339
                                                      ------------
                                                           477,562
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            REGIONAL BANKS
     4,413  Banca Popolare di Milano................  $     18,391
    17,322  Mediobanca SpA..........................       160,444
                                                      ------------
                                                           178,835
                                                      ------------
            RESTAURANTS
    13,310  Autogrill SpA*..........................       129,975
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
   471,940  Telecom Italia Mobile SpA...............     2,225,200
                                                      ------------
            Total Italy.............................    13,723,209
                                                      ------------
            Japan (19.4%)
            ADVERTISING/MARKETING SERVICES
     3,500  Asatsu - DK Inc.........................        58,814
                                                      ------------
            AGRICULTURAL COMMODITIES/ MILLING
    11,000  Nisshin Seifun Group Inc................        75,046
                                                      ------------
            AIR FREIGHT/COURIERS
    74,000  Nippon Express Co., Ltd.................       276,676
    27,000  Yamato Transport Co., Ltd...............       302,621
                                                      ------------
                                                           579,297
                                                      ------------
            AIRLINES
    77,000  Japan Airlines System Corp.*............       137,153
                                                      ------------
            APPAREL/FOOTWEAR
    16,000  Onward Kashiyama Co., Ltd...............       115,207
     6,000  Wacoal Corp.............................        43,707
                                                      ------------
                                                           158,914
                                                      ------------
            APPAREL/FOOTWEAR RETAIL
       400  Fast Retailing Co., Ltd.................        11,662
     1,100  Shimamura Co., Ltd......................        60,998
     2,800  World Co., Ltd..........................        46,557
                                                      ------------
                                                           119,217
                                                      ------------
            AUTO PARTS: O.E.M.
    49,150  Denso Corporation.......................       702,025
    23,000  NGK Spark Plug Co., Ltd.................       164,645

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

     1,000  Stanley Electric Co., Ltd...............  $     12,603
     4,350  Toyota Industries Corp..................        64,508
                                                      ------------
                                                           943,781
                                                      ------------
            AUTOMOTIVE AFTERMARKET
    52,000  Bridgestone Corp........................       591,128
                                                      ------------
            BEVERAGES: ALCOHOLIC
    36,000  Asahi Breweries, Ltd....................       214,451
   102,000  Kirin Brewery Co., Ltd..................       788,439
     9,000  Takara Holdings Inc.....................        40,380
                                                      ------------
                                                         1,043,270
                                                      ------------
            BROADCASTING
        18  Fuji Television Network, Inc............        63,670
     7,600  Tokyo Broadcasting System, Inc..........        89,333
                                                      ------------
                                                           153,003
                                                      ------------
            BUILDING PRODUCTS
    26,000  Nippon Sheet Glass Company, Ltd.........        53,520
    16,000  Tostem Inax Holding Corp................       170,996
    46,000  Toto Ltd................................       231,121
                                                      ------------
                                                           455,637
                                                      ------------
            CHEMICALS: AGRICULTURAL
    13,000  Nissan Chemical Industries, Ltd.........        58,654
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   102,000  Asahi Kasei Corp........................       278,525
    21,000  Ishihara Sangyo Kaisha, Ltd.*...........        27,348
   143,000  Mitsubishi Chemical Corp................       237,893
                                                      ------------
                                                           543,766
                                                      ------------
            CHEMICALS: SPECIALTY
    12,000  Daicel Chemical Industries, Ltd.........        40,229
    58,000  Dainippon Ink & Chemicals, Inc..........        90,153
    37,000  Denki Kagaku Kogyo Kabushiki Kaisha.....        82,381
    13,000  JSR Corp................................       135,876

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    22,000  Kaneka Corp.............................  $    100,000
    31,000  Kuraray Co., Ltd........................       176,592
    45,000  Mitsubishi Rayon Co., Ltd...............       103,218
    44,000  Mitsui Chemicals, Inc...................       179,298
    28,397  Shin-Etsu Chemical Co., Ltd.............       851,767
     7,000  Showa Denko K.K.*.......................        10,645
    13,000  Sumitomo Bakelite Co., Ltd..............        46,093
   114,000  Sumitomo Chemical Co., Ltd..............       309,377
    43,000  Tosoh Corp..............................        97,185
                                                      ------------
                                                         2,222,814
                                                      ------------
            COMMERCIAL PRINTING/FORMS
    71,000  Dai Nippon Printing Co., Ltd............       690,791
    65,000  Toppan Printing Co., Ltd................       412,872
                                                      ------------
                                                         1,103,663
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   115,000  Fujitsu Ltd.*...........................       321,753
                                                      ------------
            CONSTRUCTION MATERIALS
     6,000  Taiheyo Cement Corp.....................         8,318
                                                      ------------
            CONSUMER SUNDRIES
     1,900  Sanrio Co., Ltd.*.......................         7,950
                                                      ------------
            CONTAINERS/PACKAGING
    20,000  Toyo Seikan Kaisha, Ltd.................       178,625
                                                      ------------
            DEPARTMENT STORES
     6,000  Hankyu Department Stores, Inc...........        32,919
     7,600  Isetan Co., Ltd.........................        51,275
    16,800  Marui Co., Ltd..........................       140,165
    11,000  Takashimaya Co., Ltd....................        49,168
                                                      ------------
                                                           273,527
                                                      ------------
            ELECTRIC UTILITIES
    16,000  Chubu Electric Power Co.................       322,635
    81,800  Kansai Electric Power Co., Inc..........     1,371,122
    10,400  Kyushu Electric Power Co., Inc..........       162,003

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    39,500  Tohoku Electric Power Co., Inc..........  $    630,234
   116,400  Tokyo Electric Power Co., Inc...........     2,366,728
                                                      ------------
                                                         4,852,722
                                                      ------------
            ELECTRICAL PRODUCTS
    15,000  Fujikura Ltd............................        33,902
    52,000  Furukawa Electric Co., Ltd..............        95,681
     2,500  Mabuchi Motor Co., Ltd..................       187,153
    12,000  Matsushita Electric Works, Ltd..........        63,015
    36,000  NGK Insulators, Ltd.....................       174,828
     2,500  Nidec Corp..............................       132,121
    48,000  Sumitomo Electric Industries, Ltd.......       268,997
     1,000  Ushio Inc...............................        11,259
                                                      ------------
                                                           966,956
                                                      ------------
            ELECTRONIC COMPONENTS
    12,000  Alps Electric Co., Ltd..................       129,760
    22,000  Citizen Watch Co., Ltd..................       116,266
     2,200  Hirose Electric Co., Ltd................       157,671
     8,000  Hoya Corp...............................       473,870
    16,400  Murata Manufacturing Co., Ltd...........       585,616
     8,000  Taiyo Yuden Co., Ltd....................        61,099
     7,500  TDK Corp................................       260,880
                                                      ------------
                                                         1,785,162
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
    60,000  Canon, Inc..............................     2,429,844
    39,000  Casio Computer Co., Ltd.................       237,565
     2,300  Keyence Corp............................       370,450
    12,600  Kyocera Corp............................       616,132
   173,000  Matsushita Electric Industrial Co.,
             Ltd....................................     1,380,860
   173,000  Mitsubishi Electric Corp................       449,143
   104,000  NEC Corp.*..............................       325,928
    48,000  OKI Electric Industry Co., Ltd.*........       103,243
    18,000  Omron Corp..............................       290,371
    45,000  Ricoh Co., Ltd..........................       691,522

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

   154,000  Sanyo Electric Co. Ltd..................  $    482,625
   197,000  Toshiba Corp............................       526,348
     5,000  Yokogawa Electric Corp..................        35,708
                                                      ------------
                                                         7,939,739
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     6,400  Advantest Corp..........................       215,090
    19,000  Nikon Corporation*......................       126,911
    10,000  Tokyo Electron Ltd......................       375,567
                                                      ------------
                                                           717,568
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
       600  Yamada Denki Co., Ltd...................        11,595
                                                      ------------
            ELECTRONICS/APPLIANCES
    29,000  Fuji Photo Film Co., Ltd................       740,716
    14,454  Pioneer Corp............................       290,246
    84,000  Sharp Corp..............................       882,205
    66,496  Sony Corp...............................     1,620,218
                                                      ------------
                                                         3,533,385
                                                      ------------
            ENGINEERING & CONSTRUCTION
    14,000  JGC Corp................................        98,807
    98,000  Kajima Corp.............................       209,141
    48,000  Obayashi Corp...........................       131,070
    75,000  Shimizu Corporation.....................       196,606
     7,000  Taisei Corp.............................        14,939
                                                      ------------
                                                           650,563
                                                      ------------
            FINANCE/RENTAL/LEASING
     8,910  Acom Co., Ltd...........................       250,786
     1,250  Aiful Corp..............................        47,051
     7,500  Credit Saison Co., Ltd..................       141,468
     6,200  Orix Corp...............................       283,902
     8,450  Promise Co., Ltd........................       276,886
     9,410  Takefuji Corp...........................       490,977
                                                      ------------
                                                         1,491,070
                                                      ------------
            FOOD RETAIL
    26,600  Aeon Co., Ltd...........................       605,663
    21,000  Ito-Yokado Co., Ltd.....................       494,917
       500  Lawson, Inc.............................        15,376

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    17,000  Seven - Eleven Japan Co., Ltd...........  $    405,646
                                                      ------------
                                                         1,521,602
                                                      ------------
            FOOD: MEAT/FISH/DAIRY
    22,000  Nippon Meat Packers, Inc................       197,967
     7,000  Yakult Honsha Co., Ltd..................       102,924
                                                      ------------
                                                           300,891
                                                      ------------
            FOOD: SPECIALTY/CANDY
    52,000  Ajinomoto Co., Inc......................       528,651
       900  House Foods Corp........................         8,189
    11,000  Kikkoman Corp...........................        68,669
    16,000  Meiji Seika Kaisha Ltd..................        53,504
     5,600  Nissin Food Products Co., Ltd...........       122,332
     9,000  Yamazaki Baking Co., Ltd................        56,411
                                                      ------------
                                                           837,756
                                                      ------------
            GAS DISTRIBUTORS
   157,000  Osaka Gas Co., Ltd......................       455,092
   217,000  Tokyo Gas Co., Ltd......................       707,410
                                                      ------------
                                                         1,162,502
                                                      ------------
            HOME BUILDING
    10,700  Daito Trust Construction Co., Ltd.......       204,524
    53,000  Daiwa House Industry Co., Ltd...........       320,618
    26,000  Sekisui Chemical Co., Ltd...............        66,846
    61,000  Sekisui House, Ltd......................       448,967
                                                      ------------
                                                         1,040,955
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    35,000  Kao Corp................................       639,598
    31,000  Shiseido Company, Ltd...................       283,641
     3,400  Uni-Charm Corp..........................       135,691
                                                      ------------
                                                         1,058,930
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   208,000  Hitachi Ltd.............................       695,547
    61,000  Kawasaki Heavy Industries, Ltd..........        50,227
                                                      ------------
                                                           745,774
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL MACHINERY
    22,000  Amada Co., Ltd..........................  $     51,941
     4,000  Daifuku Co., Ltd........................        10,687
    12,000  Daikin Industries Ltd...................       200,034
    15,900  Fanuc Ltd...............................       651,924
     1,900  Fuji Machine MFG Co., Ltd...............        12,771
    84,000  Ishikawajima-Harima Heavy Industries
             Co., Ltd...............................        76,928
   299,000  Mitsubishi Heavy Industries, Ltd........       665,728
     1,800  THK Co., Ltd............................        16,636
                                                      ------------
                                                         1,686,649
                                                      ------------
            INDUSTRIAL SPECIALTIES
    99,000  Asahi Glass Company, Ltd................       528,189
    14,400  Nitto Denko Corp........................       414,989
     4,000  Noritake Co., Ltd.......................         9,981
                                                      ------------
                                                           953,159
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
     4,700  CSK Corp................................        83,125
        91  NTT Data Corp...........................       215,611
    15,200  Softbank Corp...........................       170,748
                                                      ------------
                                                           469,484
                                                      ------------
            INVESTMENT BANKS/BROKERS
   102,000  Daiwa Securities Group Inc..............       401,932
    35,000  Nikko Cordial Corp......................        94,102
   144,000  Nomura Holdings, Inc....................     1,428,869
                                                      ------------
                                                         1,924,903
                                                      ------------
            MAJOR BANKS
    86,043  Mitsui Trust Holdings, Inc.*............       164,828
    24,000  Sumitomo Trust & Banking Co., Ltd.......        68,157
                                                      ------------
                                                           232,985
                                                      ------------
            MAJOR TELECOMMUNICATIONS
       623  Nippon Telegraph & Telephone Corp.......     2,187,985
                                                      ------------
            MARINE SHIPPING
     3,000  Kamigumi Co. Ltd........................        13,762
     5,000  Kawasaki Kisen Kaisha, Ltd..............        11,469

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

     6,000  Mitsubishi Logistics Corp...............  $     34,230
     7,000  Mitsui O.S.K. Lines, Ltd................        18,350
    84,000  Nippon Yusen Kabushiki Kaisha...........       284,423
                                                      ------------
                                                           362,234
                                                      ------------
            MEDICAL SPECIALTIES
    13,000  Olympus Optical Co., Ltd................       225,550
    18,300  Terumo Corp.............................       304,897
                                                      ------------
                                                           530,447
                                                      ------------
            METAL FABRICATIONS
    22,000  Minebea Co., Ltd........................        65,434
    51,000  Mitsui Mining & Smelting Co., Ltd.......       134,120
    58,000  NSK Ltd.................................       154,966
    35,000  NTN Corp................................       134,095
                                                      ------------
                                                           488,615
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
       380  Bellsystem 24, Inc......................        48,849
     3,800  Meitec Corp.............................        96,740
    23,000  Secom Co., Ltd..........................       537,221
                                                      ------------
                                                           682,810
                                                      ------------
            MISCELLANEOUS MANUFACTURING
    26,000  Ebara Corp..............................        74,492
     6,600  Kurita Water Industries Ltd.............        57,338
    11,000  Takuma Co., Ltd.........................        55,823
                                                      ------------
                                                           187,653
                                                      ------------
            MOTOR VEHICLES
    49,204  Honda Motor Co., Ltd....................     1,632,968
   182,400  Nissan Motor Co., Ltd...................     1,402,252
   215,600  Toyota Motor Corp.......................     4,890,943
                                                      ------------
                                                         7,926,163
                                                      ------------
            MOVIES/ENTERTAINMENT
       600  Namco Ltd...............................         8,424
     3,600  Oriental Land Co., Ltd..................       150,933
     6,600  TOHO Co., Ltd...........................        57,061
                                                      ------------
                                                           216,418
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            OFFICE EQUIPMENT/SUPPLIES
    10,400  Kokuyo Co., Ltd.........................  $     79,254
                                                      ------------
            OIL & GAS PRODUCTION
    12,000  Teikoku Oil Co., Ltd....................        34,482
                                                      ------------
            OIL REFINING/MARKETING
   151,000  Nippon Oil Corp.........................       602,630
    17,000  Showa Shell Sekiyu K.K..................       108,982
     8,000  TonenGeneral Sekiyu K.K.................        50,949
                                                      ------------
                                                           762,561
                                                      ------------
            OTHER CONSUMER SERVICES
     9,300  Benesse Corporation.....................       124,240
                                                      ------------
            OTHER METALS/MINERALS
    21,000  Dowa Mining Co., Ltd....................        69,694
    32,500  Nippon Mining Holdings, Inc.............        56,797
    41,000  Sumitomo Metal Mining Co., Ltd..........       123,668
                                                      ------------
                                                           250,159
                                                      ------------
            PACKAGED SOFTWARE
     3,200  Oracle Corp.............................        80,928
     3,200  Trend Micro Inc.*.......................        38,985
                                                      ------------
                                                           119,913
                                                      ------------
            PHARMACEUTICALS: MAJOR
    39,900  Sankyo Co., Ltd.........................       579,291
    59,800  Takeda Chemical Industries, Ltd.........     2,195,648
                                                      ------------
                                                         2,774,939
                                                      ------------
            PHARMACEUTICALS: OTHER
    23,000  Chugai Pharmaceutical Co., Ltd..........       241,556
    15,200  Daiichi Pharmaceutical Co., Ltd.........       192,842
    17,100  Eisai Co., Ltd..........................       302,432
     6,000  Fujisawa Pharmaceutical Co., Ltd........       101,832
    23,000  Kyowa Hakko Kogyo Co., Ltd..............       103,386
    21,000  Shionogi & Co., Ltd.....................       249,840
    28,000  Taisho Pharmaceutical Co., Ltd..........       395,463

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

    18,800  Yamanouchi Pharmaceutical Co., Ltd......  $    475,449
                                                      ------------
                                                         2,062,800
                                                      ------------
            PROPERTY - CASUALTY INSURERS
     9,000  Mitsui Sumitomo Insurance Co., Ltd......        42,346
     6,000  Sompo Japan Insurance Inc...............        27,474
                                                      ------------
                                                            69,820
                                                      ------------
            PULP & PAPER
     4,000  Mitsubishi Paper Mills Ltd.*............         4,235
        70  Nippon Unipac Holding...................       225,256
    95,000  Oji Paper Co. Ltd.......................       359,981
                                                      ------------
                                                           589,472
                                                      ------------
            RAILROADS
       131  Central Japan Railway Co................       851,907
       300  East Japan Railway Co...................     1,361,116
    15,000  Keio Electric Railway Co., Ltd..........        72,971
   138,000  Kinki Nippon Railway Co., Ltd.*.........       345,522
    32,000  Leihin Electric Express Railway Co.,
             Ltd....................................       153,520
    80,000  Tobu Railway Co., Ltd...................       224,500
    96,000  Tokyu Corp..............................       260,528
        27  West Japan Railway Co...................        84,389
                                                      ------------
                                                         3,354,453
                                                      ------------
            REAL ESTATE DEVELOPMENT
    84,000  Mitsubishi Estate Co., Ltd..............       492,623
    55,000  Mitsui Fudosan Co., Ltd.................       296,673
     3,000  Sumitomo Realty & Development Co.,
             Ltd....................................         9,830
                                                      ------------
                                                           799,126
                                                      ------------
            RECREATIONAL PRODUCTS
     8,400  Konami Corp.............................       110,664
    15,000  Konica Corp.............................       137,498
     9,600  Nintendo Co., Ltd.......................       751,739
     8,800  Shimano, Inc............................       139,963
    11,400  Yamaha Corp.............................       129,210
                                                      ------------
                                                         1,269,074
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            RESTAURANTS
    11,800  Skylark Co., Ltd........................  $    126,903
                                                      ------------
            SEMICONDUCTORS
     7,100  Rohm Co., Ltd...........................       733,146
                                                      ------------
            SPECIALTY STORES
     1,000  UNY Co., Ltd............................         8,478
                                                      ------------
            STEEL
    41,200  JFE Holdings, Inc.......................       497,432
   533,000  Nippon Steel Co.........................       595,606
    25,000  Sumitomo Metal Industries, Ltd..........        11,133
                                                      ------------
                                                         1,104,171
                                                      ------------
            TEXTILES
    11,000  Nisshinbo Industries, Inc...............        47,227
    67,000  Teijin Ltd..............................       146,925
   104,000  Toray Industries, Inc...................       251,655
                                                      ------------
                                                           445,807
                                                      ------------
            TOBACCO
        51  Japan Tobacco, Inc......................       297,807
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    95,000  Komatsu Ltd.............................       363,174
    95,000  Kubota Corp.............................       219,501
     5,400  SMC Corporation.........................       407,427
                                                      ------------
                                                           990,102
                                                      ------------
            WHOLESALE DISTRIBUTORS
   104,000  Itochu Corp.............................       218,451
   104,000  Marubeni Corporation....................        98,740
    72,000  Mitsubishi Corp.........................       428,903
    10,000  Mitsui & Co., Ltd.......................        47,471
    68,000  Sumitomo Corporation....................       274,240
                                                      ------------
                                                         1,067,805
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
       488  NTT DoCoMo, Inc.........................     1,008,637
                                                      ------------
            Total Japan.............................    73,574,154
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Luxembourg (0.0%)
            STEEL
    12,874  Arcelor*................................  $    145,855
                                                      ------------
            Netherlands (7.3%)
            AEROSPACE & DEFENSE
     4,482  European Aeronautic Defense and Space
             Co.....................................        41,714
                                                      ------------
            AIR FREIGHT/COURIERS
    37,495  TPG NV..................................       585,666
                                                      ------------
            BEVERAGES: ALCOHOLIC
    66,898  Heineken NV.............................     2,486,771
                                                      ------------
            CONSTRUCTION MATERIALS
    36,209  James Hardie Industries NV..............       148,742
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
     4,033  ASML Holding NV*........................        34,877
                                                      ------------
            FINANCIAL CONGLOMERATES
    87,656  ING Groep NV (Share Certificates).......     1,424,999
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    97,599  Unilever NV (Share Certificates)........     6,155,724
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    98,382  Koninklijke (Royal) Philips Electronics
             NV.....................................     1,832,403
                                                      ------------
            INDUSTRIAL SPECIALTIES
     9,282  Akzo Nobel NV...........................       206,586
                                                      ------------
            INTEGRATED OIL
   251,657  Royal Dutch Petroleum Co................    10,305,114
                                                      ------------
            LIFE/HEALTH INSURANCE
    43,503  Aegon NV................................       442,800
    43,503  Aegon NV (Rights).......................        17,712
                                                      ------------
                                                           460,512
                                                      ------------
            MAJOR BANKS
   100,730  ABN AMRO Holding NV.....................     1,703,941
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    39,844  Koninklijke (Royal) KPN NV*.............       265,325
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PERSONNEL SERVICES
    21,499  Vedior NV*..............................  $    141,963
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
    30,737  Reed Elsevier NV........................       350,293
    14,736  Wolters Kluwer NV.......................       192,150
                                                      ------------
                                                           542,443
                                                      ------------
            REAL ESTATE DEVELOPMENT
     9,110  Rodamco Europe NV.......................       443,278
     2,860  Wereldhave NV...........................       164,887
                                                      ------------
                                                           608,165
                                                      ------------
            REAL ESTATE INVESTMENT TRUSTS
    12,245  Corio NV................................       365,429
     7,610  Eurocommercial Properties NV............       172,179
                                                      ------------
                                                           537,608
                                                      ------------
            WHOLESALE DISTRIBUTORS
    17,690  Buhrmann NV.............................        59,097
     8,681  Hagemeyer NV............................        42,095
                                                      ------------
                                                           101,192
                                                      ------------
            Total Netherlands.......................    27,583,745
                                                      ------------
            New Zealand (0.0%)
            FOREST PRODUCTS
    62,696  Carter Holt Harvey Ltd..................        57,198
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    22,243  Telecom Corporation of New Zealand
             Ltd....................................        59,633
                                                      ------------
            Total New Zealand.......................       116,831
                                                      ------------
            Norway (0.3%)
            FOOD: SPECIALTY/CANDY
    13,400  Orkla ASA...............................       233,316
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    14,767  Norsk Hydro ASA.........................       623,827
                                                      ------------
            INTEGRATED OIL
     6,300  Statoil ASA.............................        49,902
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MISCELLANEOUS MANUFACTURING
     3,815  Tomra System ASA........................  $     18,022
                                                      ------------
            PULP & PAPER
     4,400  Norske Skogindustrier ASA...............        60,284
                                                      ------------
            REGIONAL BANKS
    21,400  DnB Holding ASA.........................       102,010
       557  Gjensidige NOR ASA......................        19,277
                                                      ------------
                                                           121,287
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
     1,400  Tandberg ASA*...........................         5,435
                                                      ------------
            Total Norway............................     1,112,073
                                                      ------------
            Portugal (0.6%)
            ELECTRIC UTILITIES
   819,498  Electricidade de Portugal, S.A..........     1,483,313
                                                      ------------
            FOOD RETAIL
     8,898  Jeronimo Martins SGPS, S.A.*............        70,487
    26,090  Sonae, SGPS., S.A.*.....................        11,369
                                                      ------------
                                                            81,856
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    33,073  Portugal Telecom, SGPS, S.A. (Registered
             Shares)................................       236,865
                                                      ------------
            OTHER TRANSPORTATION
    67,770  Brisa-Auto Estradas de Portugal, S.A....       365,725
                                                      ------------
            REGIONAL BANKS
    88,728  Banco Comercial Portugues, S.A..........       125,902
     2,652  Banco Espirito Santo, S.A. (Registered
             Shares)................................        38,075
                                                      ------------
                                                           163,977
                                                      ------------
            Total Portugal..........................     2,331,736
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Singapore (1.5%)
            AEROSPACE & DEFENSE
   291,000  Singapore Technologies Engineering
             Ltd....................................  $    262,369
                                                      ------------
            AIRLINES
   117,000  Singapore Airlines Ltd..................       623,042
                                                      ------------
            BEVERAGES: ALCOHOLIC
    33,200  Fraser & Neave Ltd......................       149,667
                                                      ------------
            ELECTRONIC COMPONENTS
    16,000  Venture Corp., Ltd......................       133,438
                                                      ------------
            FINANCIAL CONGLOMERATES
    91,000  Keppel Corp., Ltd.......................       228,705
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
    48,000  Hotel Properties Ltd....................        24,614
    15,000  Overseas Union Enterprise Ltd...........        48,180
    84,000  United Overseas Land, Ltd...............        81,889
                                                      ------------
                                                           154,683
                                                      ------------
            MAJOR BANKS
   154,115  DBS Group Holdings Ltd..................       755,551
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   819,100  Singapore Telecommunications Ltd........       669,275
                                                      ------------
            MISCELLANEOUS MANUFACTURING
     6,099  Haw Par Corp., Ltd......................        11,204
                                                      ------------
            PUBLISHING: NEWSPAPERS
    49,000  Singapore Press Holdings Ltd............       455,596
                                                      ------------
            REAL ESTATE DEVELOPMENT
   190,750  Capitaland Ltd..........................       110,714
    94,000  City Developments Ltd...................       179,037
                                                      ------------
                                                           289,751
                                                      ------------
            REGIONAL BANKS
   147,950  Oversea - Chinese Banking Corp., Ltd....       787,855
   151,104  United Overseas Bank Ltd................       885,541
                                                      ------------
                                                         1,673,396
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            SEMICONDUCTORS
    40,000  Chartered Semiconductor Manufacturing
             Ltd.*..................................  $     15,553
                                                      ------------
            SPECIALTY STORES
    19,635  Cycle and Carriage Ltd..................        45,586
                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   173,000  SembCorp Industries Ltd.................       115,034
                                                      ------------
            Total Singapore.........................     5,582,850
                                                      ------------
            Spain (4.7%)
            ELECTRIC UTILITIES
    89,633  Endesa S.A..............................     1,272,868
    85,895  Iberdrola S.A...........................     1,384,854
    77,341  Union Fenosa, S.A.......................     1,077,571
                                                      ------------
                                                         3,735,293
                                                      ------------
            ENGINEERING & CONSTRUCTION
       520  Acciona S.A.............................        24,983
     6,442  ACS, Actividades de Construccion y
             Servicios, S.A.........................       242,920
     9,440  Fomento de Construcciones y Contratas
             S.A....................................       241,955
    13,847  Grupo Dragados, S.A.....................       264,868
     1,116  Grupo Ferrovial, S.A....................        29,651
                                                      ------------
                                                           804,377
                                                      ------------
            GAS DISTRIBUTORS
    89,015  Gas Natural SDG, S.A....................     1,705,678
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
     8,922  Sol Melia S.A...........................        35,089
                                                      ------------
            MAJOR BANKS
   171,022  Banco Bilbao Vizcaya Argentaria, S.A....     1,723,568
   240,629  Banco Santander Central Hispano, S.A....     1,892,738
                                                      ------------
                                                         3,616,306
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   383,386  Telefonica S.A.*........................     4,245,020
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MISCELLANEOUS COMMERCIAL SERVICES
    52,411  Amadeus Global Travel Distribution S.A.
             (A Shares).............................  $    262,343
                                                      ------------
            OIL REFINING/MARKETING
    83,164  Repsol-YPF, S.A.........................     1,212,595
                                                      ------------
            OTHER TRANSPORTATION
    25,386  Acesa Infraestructuras, S.A.............       330,438
                                                      ------------
            REAL ESTATE DEVELOPMENT
    19,520  Inmobiliaria Colonial, S.A..............       332,598
    15,700  Inmobiliaria Urbis S.A..................       113,143
    21,465  Metrovacesa S.A.........................       522,826
    13,960  Vallehermoso S.A........................       144,433
                                                      ------------
                                                         1,113,000
                                                      ------------
            RESTAURANTS
    20,667  TelePizza, S.A.*........................        24,246
                                                      ------------
            STEEL
     1,874  Acerinox S.A............................        69,913
                                                      ------------
            TOBACCO
    22,074  Altadis, S.A............................       569,722
                                                      ------------
            WATER UTILITIES
    13,387  Sociedad General de Aguas de Barcelona,
             S.A....................................       155,855
                                                      ------------
            Total Spain.............................    17,879,875
                                                      ------------
            Sweden (2.4%)
            APPAREL/FOOTWEAR RETAIL
    80,800  Hennes & Mauritz AB (B Shares)..........     1,800,965
                                                      ------------
            ELECTRONICS/APPLIANCES
    30,400  Electrolux AB (Series B)................       571,485
                                                      ------------
            ENGINEERING & CONSTRUCTION
     6,300  JM AB...................................        65,967
    47,630  Skanska AB (B Shares)*..................       275,908
                                                      ------------
                                                           341,875
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
     7,286  Svenska Cellulosa AB (B Shares).........       247,168
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL MACHINERY
     5,400  Assa Abloy AB (B Shares)................  $     51,584
    12,870  Atlas Copco AB (A Shares)...............       312,868
     7,069  Atlas Copco AB (B Shares)...............       160,159
    26,209  Sandvik AB..............................       667,631
                                                      ------------
                                                         1,192,242
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    28,200  WM-Data AB (B Shares)*..................        38,335
                                                      ------------
            LIFE/HEALTH INSURANCE
    25,888  Skandia Forsakrings AB..................        75,457
                                                      ------------
            MAJOR BANKS
    30,200  Skandinaviska Enskilda Banken AB........       314,375
    53,000  Svenska Handelsbanken AB (A Shares).....       843,804
                                                      ------------
                                                         1,158,179
                                                      ------------
            MAJOR TELECOMMUNICATIONS
     3,385  Tele2 AB (B Shares)*....................       113,173
   181,348  TeliaSonera AB*.........................       646,291
                                                      ------------
                                                           759,464
                                                      ------------
            METAL FABRICATIONS
     8,377  SKF AB (B Shares).......................       243,142
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
    64,700  Securitas AB (B Shares).................       760,673
                                                      ------------
            PULP & PAPER
     4,900  Holmen AB (B Shares)....................       126,920
                                                      ------------
            REAL ESTATE DEVELOPMENT
     8,740  Castellum AB............................       126,839
                                                      ------------
            REGIONAL BANKS
   172,184  Nordea AB...............................       915,177
                                                      ------------
            STEEL
     5,100  SSAB Svenskt Stal AB (Series A).........        67,143
                                                      ------------
            TOBACCO
    28,800  Swedish Match AB........................       213,388
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            TRUCKS/CONSTRUCTION/FARM MACHINERY
     5,290  Volvo AB (A Shares).....................  $    101,713
    19,530  Volvo AB (B Shares).....................       391,059
                                                      ------------
                                                           492,772
                                                      ------------
            Total Sweden............................     9,131,224
                                                      ------------
            Switzerland (8.3%)
            BUILDING PRODUCTS
        85  Schindler Holding AG*...................        14,236
                                                      ------------
            CHEMICALS: AGRICULTURAL
     3,607  Syngenta AG*............................       186,285
                                                      ------------
            CHEMICALS: SPECIALTY
     2,400  Ciba Specialty Chemicals AG (Registered
             Shares)*...............................       165,914
     4,700  Clariant AG (Registered Shares).........        52,534
     1,250  Lonza Group AG (Registered Shares)......        75,946
                                                      ------------
                                                           294,394
                                                      ------------
            COMPUTER PERIPHERALS
     1,270  Logitech International S.A. (Registered
             Shares)*...............................        46,850
                                                      ------------
            CONSTRUCTION MATERIALS
       950  Holcim Ltd. (B Shares)..................       178,379
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
       400  Kudelski S.A. - Bearer*.................         6,921
                                                      ------------
            FINANCIAL CONGLOMERATES
    91,766  UBS AG (Registered Shares)..............     4,356,752
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    39,710  Nestle S.A. (Registered Shares).........     8,100,793
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
       390  Givaudan (Registered Shares)............       151,062
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    20,597  ABB Ltd.*...............................        63,368

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

       133  Sulzer AG (Registered Shares)...........  $     16,412
       100  Unaxis Holding AG (Registered Shares)...         7,987
                                                      ------------
                                                            87,767
                                                      ------------
            MAJOR BANKS
    88,662  Credit Suisse Group*....................     2,119,410
                                                      ------------
            MAJOR TELECOMMUNICATIONS
     3,244  Swisscom AG (Registered Shares).........     1,004,027
                                                      ------------
            MEDICAL SPECIALTIES
       236  Centerpulse AG (Registered Shares)*.....        51,626
                                                      ------------
            METAL FABRICATIONS
        87  Georg Fischer AG (Registered Shares)*...         8,617
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
     1,130  SGS Societe Generale de Surveillance
             Holding S.A............................       395,592
                                                      ------------
            MULTI-LINE INSURANCE
     6,032  Zurich Financial Services AG............       636,400
                                                      ------------
            OTHER CONSUMER SPECIALTIES
     2,390  Swatch Group AG (B Shares)..............       201,018
     2,500  Swatch Group AG (Registered Shares).....        42,884
                                                      ------------
                                                           243,902
                                                      ------------
            PERSONNEL SERVICES
    23,020  Adecco S.A. (Registered Shares).........       883,164
                                                      ------------
            PHARMACEUTICALS: MAJOR
   180,720  Novartis AG (Registered Shares).........     7,133,333
    47,800  Roche Holding AG........................     3,043,485
    14,690  Roche Holding AG - Bearer...............     1,511,919
                                                      ------------
                                                        11,688,737
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PROPERTY - CASUALTY INSURERS
    12,925  Swiss Re (Registered Shares)............  $    844,883
                                                      ------------
            REAL ESTATE DEVELOPMENT
     1,100  PSP Swiss Property AG...................       124,170
                                                      ------------
            SPECIALTY STORES
       217  Valora Holding AG.......................        38,984
                                                      ------------
            Total Switzerland.......................    31,462,951
                                                      ------------
            United Kingdom (28.5%)
            ADVERTISING/MARKETING SERVICES
    47,035  WPP Group PLC...........................       334,721
                                                      ------------
            AEROSPACE & DEFENSE
   503,843  BAE Systems PLC.........................     1,022,721
   238,274  Rolls-Royce PLC.........................       345,606
                                                      ------------
                                                         1,368,327
                                                      ------------
            AIRLINES
   134,466  British Airways PLC*....................       271,870
                                                      ------------
            ALUMINUM
    78,321  BHP Billiton PLC........................       400,577
                                                      ------------
            AUTO PARTS: O.E.M.
    54,736  GKN PLC.................................       180,218
                                                      ------------
            BEVERAGES: ALCOHOLIC
   432,506  Diageo PLC..............................     4,797,444
    24,949  Scottish & Newcastle PLC................       142,557
                                                      ------------
                                                         4,940,001
                                                      ------------
            BROADCASTING
   213,239  Granada PLC.............................       232,610
                                                      ------------
            CABLE/SATELLITE TV
    92,600  British Sky Broadcasting Group PLC*.....       959,797
                                                      ------------
            CASINO/GAMING
   191,480  Hilton Group PLC........................       468,245
                                                      ------------
            CATALOG/SPECIALTY DISTRIBUTION
    99,203  GUS PLC.................................       916,851
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            CHEMICALS: MAJOR DIVERSIFIED
    39,828  Imperial Chemical Industries PLC........  $     82,595
                                                      ------------
            CHEMICALS: SPECIALTY
    17,463  BOC Group PLC...........................       220,219
                                                      ------------
            COMMERCIAL PRINTING/FORMS
    37,560  De La Rue PLC...........................       137,474
                                                      ------------
            CONSTRUCTION MATERIALS
    17,494  BPB PLC.................................        86,678
    25,149  Hanson PLC..............................       140,886
     9,909  RMC Group PLC...........................        63,350
                                                      ------------
                                                           290,914
                                                      ------------
            CONTAINERS/PACKAGING
    15,932  Rexam PLC...............................        99,565
                                                      ------------
            DEPARTMENT STORES
   206,432  Marks & Spencer Group PLC...............       961,776
                                                      ------------
            DRUGSTORE CHAINS
    69,064  Boots Group PLC.........................       631,954
                                                      ------------
            ELECTRIC UTILITIES
   221,781  National Grid Transco PLC...............     1,456,882
   305,252  Scottish & Southern Energy PLC..........     3,137,096
   266,900  Scottish Power PLC......................     1,658,354
                                                      ------------
                                                         6,252,332
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
   154,390  Dixons Group PLC........................       274,522
                                                      ------------
            ENGINEERING & CONSTRUCTION
     6,240  AMEC PLC................................        23,138
     8,989  Balfour Beatty PLC......................        25,753
                                                      ------------
                                                            48,891
                                                      ------------
            FINANCIAL CONGLOMERATES
   344,167  Lloyds TSB Group PLC....................     2,263,588
                                                      ------------
            FINANCIAL PUBLISHING/ SERVICES
    75,891  Reuters Group PLC.......................       163,750
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            FOOD DISTRIBUTORS
   218,357  Compass Group PLC.......................  $  1,005,120
                                                      ------------
            FOOD RETAIL
   161,598  Sainsbury (J.) PLC......................       610,837
   592,452  Tesco PLC...............................     1,874,894
                                                      ------------
                                                         2,485,731
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
   374,615  Unilever PLC............................     3,682,295
                                                      ------------
            FOOD: SPECIALTY/CANDY
   251,939  Cadbury Schweppes PLC...................     1,403,319
    30,199  Tate & Lyle PLC.........................       143,353
                                                      ------------
                                                         1,546,672
                                                      ------------
            GAS DISTRIBUTORS
   145,821  Centrica PLC............................       387,472
                                                      ------------
            HOME BUILDING
     2,094  Taylor Woodrow PLC......................         6,560
                                                      ------------
            HOME IMPROVEMENT CHAINS
   107,759  Kingfisher PLC..........................       421,105
                                                      ------------
            HOTELS/RESORTS/CRUISELINES
    16,045  Carnival PLC............................       400,577
    85,616  InterContinental Hotels Group PLC*......       519,993
                                                      ------------
                                                           920,570
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    65,162  Reckitt Benckiser PLC...................     1,149,278
                                                      ------------
            INDUSTRIAL CONGLOMERATES
    10,644  Smiths Group PLC........................       113,812
                                                      ------------
            INDUSTRIAL SPECIALTIES
    21,432  Pilkington PLC..........................        20,895
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    23,019  Logica CMG PLC..........................        40,654
    42,009  Misys PLC...............................       128,579
                                                      ------------
                                                           169,233
                                                      ------------
            INTEGRATED OIL
   334,710  BG Group PLC............................     1,338,755
 2,003,574  BP PLC..................................    12,697,168

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

   483,603  Shell Transport & Trading Co. PLC.......  $  2,896,603
                                                      ------------
                                                        16,932,526
                                                      ------------
            LIFE/HEALTH INSURANCE
    40,568  Prudential PLC..........................       248,337
                                                      ------------
            MAJOR BANKS
   429,032  Barclays PLC............................     2,964,033
   230,918  HBOS PLC................................     2,705,329
   600,077  HSBC Holdings PLC.......................     6,574,652
   166,648  Royal Bank of Scotland Group PLC........     4,370,861
                                                      ------------
                                                        16,614,875
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   776,604  BT Group PLC............................     2,224,934
                                                      ------------
            MARINE SHIPPING
    53,413  Peninsular & Oriental Steam Navigation
             Co.....................................       164,764
                                                      ------------
            MEDICAL SPECIALTIES
    59,074  Amersham PLC............................       424,645
    36,550  Smith & Nephew PLC......................       243,749
                                                      ------------
                                                           668,394
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   128,717  Brambles Industries PLC.................       382,655
   120,327  Chubb PLC...............................       128,373
   300,929  Hays PLC................................       401,614
   347,956  Rentokil Initial PLC....................     1,039,978
    83,742  Serco Group PLC.........................       201,704
                                                      ------------
                                                         2,154,324
                                                      ------------
            MISCELLANEOUS MANUFACTURING
     6,731  IMI PLC.................................        29,531
    13,119  Kidde PLC...............................        15,097
     3,075  Novar PLC...............................         5,431
                                                      ------------
                                                            50,059
                                                      ------------
            MOTOR VEHICLES
     2,453  TI Automotive Ltd.*.....................             0
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MOVIES/ENTERTAINMENT
    37,913  Carlton Communications PLC..............  $     63,626
    41,940  EMI Group PLC...........................        80,439
     2,704  Rank Group PLC..........................        10,448
                                                      ------------
                                                           154,513
                                                      ------------
            MULTI-LINE INSURANCE
    45,848  Aviva PLC...............................       322,427
   132,087  Legal & General Group PLC...............       163,614
    29,248  Royal & Sun Alliance Insurance Group
             PLC....................................        51,071
                                                      ------------
                                                           537,112
                                                      ------------
            OTHER METALS/MINERALS
    35,628  Rio Tinto PLC...........................       681,053
                                                      ------------
            OTHER TRANSPORTATION
    98,296  BAA PLC.................................       758,824
                                                      ------------
            PACKAGED SOFTWARE
    77,190  Sage Group (The) PLC....................       171,180
                                                      ------------
            PERSONNEL SERVICES
   124,831  Capita Group PLC........................       505,777
                                                      ------------
            PHARMACEUTICALS: MAJOR
   175,604  AstraZeneca PLC.........................     6,890,396
   616,567  GlaxoSmithKline PLC.....................    12,357,656
                                                      ------------
                                                        19,248,052
                                                      ------------
            PRECIOUS METALS
     8,129  Johnson Matthey PLC.....................       108,293
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
    30,784  Pearson PLC.............................       256,589
    55,627  Reed Elsevier PLC.......................       443,654
                                                      ------------
                                                           700,243
                                                      ------------
            PULP & PAPER
    29,873  Bunzl PLC...............................       215,096
                                                      ------------
            RESTAURANTS
    85,616  Mitchells & Butlers PLC*................       290,101
                                                      ------------
            SEMICONDUCTORS
    26,445  ARM Holdings PLC*.......................        27,051
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            TOBACCO
   122,894  British American Tobacco PLC............  $  1,178,529
    54,691  Imperial Tobacco Group PLC..............       915,210
                                                      ------------
                                                         2,093,739
                                                      ------------
            WATER UTILITIES
    11,291  AWG PLC*................................        96,638
    36,135  Kelda Group PLC.........................       237,660
    31,965  Severn Trent PLC........................       365,291
                                                      ------------
                                                           699,589
                                                      ------------
            WHOLESALE DISTRIBUTORS
     7,705  Electrocomponents PLC...................        38,484
     9,269  Wolseley PLC............................        89,629
                                                      ------------
                                                           128,113
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
 4,747,078  Vodafone Group PLC......................     9,370,260
                                                      ------------
            Total United Kingdom....................   108,156,749
                                                      ------------
            Total Common and Preferred Stocks and
             Rights
             (COST $450,467,164)....................   356,771,991
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

------------------------------------------------------------------

            Short Term Investment (3.9%)
            Repurchase Agreement
$   16,257  Joint repurchase agreement account 1.34%
            due 05/01/03 (dated 04/30/03; proceeds
            $16,257,605) (a) (COST $16,257,000).....  $ 16,257,000
                                                      ------------

  Total Investments
   (COST $466,724,164) (b)(c).............    98.3%  373,028,991
  Other Assets in Excess of Liabilities...     1.7     6,529,269
                                            ------  ------------
  Net Assets..............................   100.0% $379,558,260
                                            ======  ============

---------------------------------------------------

 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCK WITH ATTACHED WARRANTS.
  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $100,313,292 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $15,306,575 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $109,001,748, RESULTING IN NET UNREALIZED DEPRECIATION OF $93,695,173.

Futures Contracts Open at April 30, 2003:
                                                                                UNDERLYING        UNREALIZED
      NUMBER OF                                DESCRIPTION, DELIVERY           FACE AMOUNT      APPRECIATION/
      CONTRACTS          LONG/SHORT               MONTH, AND YEAR                AT VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------------------------
          52                Long        EURX IBEX 35 Index May/2003             $3,752,944        $ (77,514)
          44                Long        EURX STOXX 50 June/2003                  1,126,775            1,256
         149                Long        EURX STOXX 50 June/2003                  3,815,669          (97,846)
                                                                                                  ---------
                                        Net unrealized depreciation.........................      $(174,105)
                                                                                                  =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

Forward Foreign Currency Contracts Open at April 30, 2003:
                                                            UNREALIZED
      CONTRACTS            IN EXCHANGE       DELIVERY      APPRECIATION
     TO DELIVER                FOR             DATE       (DEPRECIATION)
-------------------------------------------------------------------------
  GBP     275,085        $      439,971     05/02/03        $     303
  JPY   4,200,000        $       35,318     05/02/03               30
  SEK     611,734        $       75,013     05/05/03               95
   $       56,625       EUR      52,638     06/12/03            2,097
   $      353,769       EUR     332,440     06/12/03           17,094
  EUR     505,790        $      538,085     06/12/03          (26,165)
  EUR     642,000        $      707,112     06/12/03           (9,091)
  EUR     694,282        $      766,293     06/12/03           (8,234)
  EUR   2,373,872        $    2,524,494     06/12/03         (123,750)
   $    2,800,000       EUR   2,608,121     06/12/03          109,567
   $    2,825,678       EUR   2,654,091     06/12/03          135,173
   $    4,283,627       EUR   3,880,800     06/12/03           45,716
  EUR   5,090,000        $    5,606,151     06/12/03          (72,151)
   $    5,967,510       EUR   5,451,025     06/12/03          113,545
   $    7,214,426       EUR   6,700,000     06/12/03          259,960
  EUR   8,257,480        $    8,770,517     06/12/03         (441,362)
  EUR  11,076,412        $   12,228,359     06/12/03         (128,265)
   $   11,850,472       EUR  10,731,207     06/12/03          121,048
   $   12,127,832       EUR  10,980,880     06/12/03          122,217
   $   13,915,748       EUR  13,065,939     06/12/03          660,353
   $   14,115,903       EUR  12,776,539     06/12/03          137,348
   $   31,994,542       EUR  28,987,128     06/12/03          342,918
  EUR  61,725,076        $   68,129,053     06/12/03         (730,208)
  EUR   4,547,486        $    4,878,452     07/08/03         (190,934)
   $    4,878,725       EUR   4,547,486     07/08/03          190,661
   $      984,280       AUD   1,654,752     07/10/03           44,756
   $    1,636,000       AUD   2,662,110     07/10/03           19,478
  GBP   2,755,449        $    4,263,000     07/10/03         (121,269)
   $    4,318,175       GBP   2,755,449     07/10/03           66,094
   $    5,698,753       AUD   9,578,380     07/10/03          257,722
                                                            ---------
      Net unrealized appreciation.....................      $ 794,746
                                                            =========

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
EUR  Euro.
GBP  British Pound.
JPY  Japanese Yen.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    393,535       0.1%
Aerospace & Defense.....................     1,917,651       0.5
Agricultural Commodities/ Milling.......        75,046       0.0
Air Freight/Couriers....................     1,215,009       0.3
Airlines................................     1,244,174       0.3
Aluminum................................       712,831       0.2
Apparel/Footwear........................     1,247,866       0.3
Apparel/Footwear Retail.................     1,990,804       0.5
Auto Parts: O.E.M.......................     1,123,999       0.3
Automotive Aftermarket..................       591,128       0.2
Beverages: Alcoholic....................     9,486,704       2.5
Beverages: Non-Alcoholic................       263,069       0.1
Biotechnology...........................       117,413       0.0
Broadcasting............................       910,804       0.2
Building Products.......................     1,461,061       0.4
Cable/Satellite TV......................       959,797       0.3
Casino/Gaming...........................       575,139       0.2
Catalog/Specialty Distribution..........       916,851       0.3
Chemicals: Agricultural.................       244,938       0.1
Chemicals: Major Diversified............     1,802,713       0.5
Chemicals: Specialty....................     3,540,788       0.9
Commercial Printing/Forms...............     1,241,137       0.3
Computer Peripherals....................        46,850       0.0
Computer Processing Hardware............       321,753       0.1
Construction Materials..................     1,959,996       0.5
Consumer Sundries.......................         7,950       0.0
Containers/Packaging....................       782,053       0.2
Department Stores.......................     2,079,352       0.6
Drugstore Chains........................       631,954       0.2
Electric Utilities......................    20,810,453       5.5
Electrical Products.....................     1,569,641       0.4
Electronic Components...................     1,927,724       0.5
Electronic Equipment/ Instruments.......     7,946,662       2.1
Electronic Production Equipment.........       769,812       0.2
Electronics/Appliance Stores............       286,117       0.1
Electronics/Appliances..................     4,104,869       1.1

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Engineering & Construction..............  $  2,729,336       0.7%
Finance/Rental/Leasing..................     1,491,070       0.4
Financial Conglomerates.................     9,493,793       2.5
Financial Publishing/Services...........       163,750       0.1
Food Distributors.......................     1,146,868       0.3
Food Retail.............................     6,522,159       1.7
Food: Major Diversified.................    20,014,897       5.3
Food: Meat/Fish/Dairy...................       300,891       0.1
Food: Specialty/Candy...................     2,791,856       0.7
Forest Products.........................        57,198       0.0
Gas Distributors........................     3,675,481       1.0
Home Building...........................     1,047,515       0.3
Home Improvement Chains.................       421,105       0.1
Hospital/Nursing Management.............        62,005       0.0
Hotels/Resorts/Cruiselines..............     1,450,151       0.4
Household/Personal Care.................     5,722,467       1.5
Industrial Conglomerates................     6,361,673       1.7
Industrial Machinery....................     3,052,906       0.8
Industrial Specialties..................     1,180,640       0.3
Information Technology Services.........       949,176       0.3
Integrated Oil..........................    30,867,520       8.1
Investment Banks/Brokers................     2,001,910       0.5
Life/Health Insurance...................     2,391,515       0.6
Major Banks.............................    37,132,413       9.8
Major Telecommunications................    16,043,711       4.2
Marine Shipping.........................       526,997       0.1
Media Conglomerates.....................     1,666,062       0.5
Medical Distributors....................        81,443       0.0
Medical Specialties.....................     1,420,131       0.4
Medical/Nursing Services................       182,239       0.0
Metal Fabrications......................       740,374       0.2
Miscellaneous Commercial Services.......     5,048,769       1.3
Miscellaneous Manufacturing.............       368,178       0.1
Motor Vehicles..........................     8,363,675       2.2
Movies/Entertainment....................       370,931       0.1
Multi-Line Insurance....................     2,402,706       0.6
Office Equipment/Supplies...............        79,254       0.0
Oil & Gas Production....................       273,224       0.1
Oil Refining/Marketing..................     7,537,252       2.0

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Oilfield Services/Equipment.............  $     28,375       0.0%
Other Consumer Services.................       206,751       0.1
Other Consumer Specialties..............       428,605       0.1
Other Metals/Minerals...................     3,564,342       0.9
Other Transportation....................     1,595,777       0.4
Packaged Software.......................     1,335,762       0.4
Personnel Services......................     1,530,903       0.4
Pharmaceuticals: Major..................    38,956,486      10.3
Pharmaceuticals: Other..................     2,162,154       0.6
Precious Metals.........................       202,224       0.1
Property - Casualty Insurers............     1,029,846       0.3
Publishing: Books/Magazines.............     1,475,361       0.4
Publishing: Newspapers..................       455,596       0.1
Pulp & Paper............................     1,664,209       0.4
Railroads...............................     3,442,681       0.9
Real Estate Development.................     6,904,268       1.8
Real Estate Investment Trusts...........       956,329       0.3
Recreational Products...................     1,269,074       0.3
Regional Banks..........................     3,382,444       0.9
Repurchase Agreement....................    16,257,000       4.3
Restaurants.............................       571,225       0.2
Semiconductors..........................       896,148       0.2

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Specialty Stores........................  $    144,896       0.0%
Steel...................................     1,699,220       0.4
Telecommunication Equipment.............     1,320,996       0.3
Textiles................................       445,807       0.1
Tobacco.................................     3,174,656       0.8
Trucks/Construction/Farm Machinery......     1,650,376       0.4
Water Utilities.........................       855,445       0.2
Wholesale Distributors..................     1,407,054       0.4
Wireless Telecommunications.............    12,604,097       3.3
                                          ------------   -------
                                          $$373,028,991     98.3%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $356,026,031      93.8%
Preferred Stocks........................       345,470       0.1
Rights..................................       400,490       0.1
Short-Term Investments..................    16,257,000       4.3
                                          ------------   -------
                                          $373,028,991      98.3%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $466,724,164)..............................  $   373,028,991
Unrealized appreciation on open forward foreign
 currency contracts...............................          794,746
Cash (including $859,997 in foreign currency and
 $2,825,641 segregated in connection with open
 futures contracts)...............................        3,685,988
Receivable for:
  Shares of beneficial interest sold..............        3,745,093
  Dividends.......................................        1,842,138
  Foreign withholding taxes reclaimed.............        1,128,711
  Investments sold................................          183,914
Prepaid expenses and other assets.................           90,196
                                                    ---------------
    Total Assets..................................      384,499,777
                                                    ---------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........        4,207,755
  Investment management fee.......................          301,738
  Distribution fee................................          179,528
  Variation margin................................          108,901
Accrued expenses and other payables...............          143,595
                                                    ---------------
    Total Liabilities.............................        4,941,517
                                                    ---------------
    Net Assets....................................  $   379,558,260
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   650,886,402
Net unrealized depreciation.......................      (92,841,098)
Accumulated undistributed net investment income...          820,442
Accumulated net realized loss.....................     (179,307,486)
                                                    ---------------
    Net Assets....................................  $   379,558,260
                                                    ===============
Class A Shares:
Net Assets........................................      $57,638,762
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        8,744,576
    Net Asset Value Per Share.....................  $          6.59
                                                    ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $          6.96
                                                    ===============
Class B Shares:
Net Assets........................................     $187,334,768
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       28,687,573
    Net Asset Value Per Share.....................  $          6.53
                                                    ===============
Class C Shares:
Net Assets........................................      $22,713,424
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        3,479,666
    Net Asset Value Per Share.....................  $          6.53
                                                    ===============
Class D Shares:
Net Assets........................................     $111,871,306
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       16,922,111
    Net Asset Value Per Share.....................  $          6.61
                                                    ===============

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $425,907 foreign withholding
 tax).............................................  $     5,090,623
Interest..........................................           55,045
                                                    ---------------
    Total Income..................................        5,145,668
                                                    ---------------
Expenses
Investment management fee.........................        1,921,879
Distribution fee (Class A shares).................           36,996
Distribution fee (Class B shares).................          985,257
Distribution fee (Class C shares).................          118,708
Transfer agent fees and expenses..................          474,684
Custodian fees....................................          113,700
Shareholder reports and notices...................           60,905
Registration fees.................................           31,613
Professional fees.................................           28,621
Trustees' fees and expenses.......................            6,381
Other.............................................           43,460
                                                    ---------------
    Total Expenses................................        3,822,204
                                                    ---------------
    Net Investment Income.........................        1,323,464
                                                    ---------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................      (36,961,216)
  Futures contracts...............................        1,302,635
  Foreign exchange transactions...................         (779,253)
                                                    ---------------
    Net Realized Loss.............................      (36,437,834)
                                                    ---------------
Net Change in Unrealized Depreciation on:
  Investments.....................................       31,771,398
  Futures contracts...............................           96,723
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............        1,133,049
                                                    ---------------
    Net Appreciation..............................       33,001,170
                                                    ---------------
    Net Loss......................................       (3,436,664)
                                                    ---------------
Net Decrease......................................  $    (2,113,200)
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2003  OCTOBER 31, 2002
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  1,323,464    $     587,395
Net realized loss.......................    (36,437,834)     (88,740,632)
Net change in unrealized depreciation...     33,001,170       23,648,444
                                           ------------    -------------
    Net Decrease........................     (2,113,200)     (64,504,793)
                                           ------------    -------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (569,363)        (364,072)
Class C shares..........................        (47,597)        --
Class D shares..........................     (1,783,043)      (1,503,216)
                                           ------------    -------------

    Total Dividends.....................     (2,400,003)      (1,867,288)
                                           ------------    -------------

Net decrease from transactions in shares
 of beneficial interest.................    (24,041,810)     (66,791,171)
                                           ------------    -------------

    Net Decrease........................    (28,555,013)    (133,163,252)

Net Assets:
Beginning of period.....................    408,113,273      541,276,525
                                           ------------    -------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $820,442 AND
 $1,896,981, RESPECTIVELY)..............   $379,558,260    $ 408,113,273
                                           ============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and
(8) short-term

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

F. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,992,627 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

be reimbursed in the subsequent calendar year. For the six months ended
April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,775, $314,228 and $1,755, respectively and received $9,804 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $50,934,305 and $87,908,896, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $12,000.

5. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $129,326,000 of which $35,159,000 will be available through October 31, 2009 and $94,167,000 will be available through October 31, 2010 to offset future capital gains to the extent provided by regulations.

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies, the mark-to-market of open forward foreign currency exchange contracts and capital loss deferrals on wash sales.

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                      APRIL 30, 2003             OCTOBER 31, 2002
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   15,752,251  $ 101,132,004   14,014,187  $ 103,437,631
Reinvestment of dividends.....       83,954        552,418       44,953        347,486
Redeemed......................  (13,715,877)   (88,689,799) (12,323,831)   (91,196,477)
                                -----------  -------------  -----------  -------------
Net increase -- Class A.......    2,120,328     12,994,623    1,735,309     12,588,640
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    1,280,062      8,254,514    7,782,148     59,007,084
Redeemed......................   (5,592,386)   (35,865,843) (19,433,255)  (145,843,044)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (4,312,324)   (27,611,329) (11,651,107)   (86,835,960)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,230,179      7,929,889    3,153,039     23,108,929
Reinvestment of dividends.....        6,602         43,179      --            --
Redeemed......................   (1,731,069)   (11,194,563)  (4,307,755)   (31,840,343)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (494,288)    (3,221,495)  (1,154,716)    (8,731,414)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    9,634,249     62,782,439   13,331,817    100,332,174
Reinvestment of dividends.....      222,220      1,466,650      162,573      1,259,940
Redeemed......................  (10,817,617)   (70,452,698) (11,515,228)   (85,404,551)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (961,148)    (6,203,609)   1,979,162     16,187,563
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........   (3,647,432) $ (24,041,810)  (9,091,352) $ (66,791,171)
                                ===========  =============  ===========  =============

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2003, there were outstanding forward contracts and outstanding index futures contracts.

At April 30, 2003, investments in securities of issuers in the United Kingdom represented 28.5% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2003, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                             FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,             JUNE 28, 1999*
                            MONTHS ENDED    -------------------------------------------------      THROUGH
                           APRIL 30, 2003        2002             2001             2000        OCTOBER 31, 1999
                           ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.70           $ 7.77           $10.29           $10.57           $10.00
                                ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.04             0.04             0.06             0.11             0.01
  Net realized and
   unrealized gain
   (loss)................        (0.07)           (1.03)           (2.07)           (0.39)            0.56
                                ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (0.03)           (0.99)           (2.01)           (0.28)            0.57
                                ------           ------           ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................        (0.08)           (0.08)          -                -                -
  Net realized gain......       -                -                 (0.51)          -                -
                                ------           ------           ------           ------           ------
Total dividends and
 distributions...........        (0.08)           (0.08)           (0.51)          -                -
                                ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 6.59           $ 6.70           $ 7.77           $10.29           $10.57
                                ======           ======           ======           ======           ======

Total Return+............        (0.44)%(1)      (12.93)%         (20.36)%          (2.65)%           5.70%(1)

Ratios to Average Net
 Assets(3):
Expenses.................         1.55 %(2)        1.56 %           1.46 %(4)        1.47 %           1.81%(2)
Net investment income....         1.13 %(2)        0.54 %           0.73 %           0.95 %           0.31%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $57,639          $44,373          $37,974          $46,535          $38,506
Portfolio turnover
 rate....................           14 %(1)          39 %             37 %             84 %             14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                            FOR THE SIX          FOR THE YEAR ENDED OCTOBER 31,          JUNE 28, 1999*
                            MONTHS ENDED   -------------------------------------------      THROUGH
                           APRIL 30, 2003      2002           2001           2000       OCTOBER 31, 1999
                           --------------  -------------  -------------  -------------  ----------------
                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.58         $ 7.62         $10.19         $10.55           $10.00
                                ------         ------         ------         ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............         0.01          (0.02)          0.00           0.02            (0.02)
  Net realized and
   unrealized gain
   (loss)................        (0.06)         (1.02)         (2.06)         (0.38)            0.57
                                ------         ------         ------         ------           ------
Total income (loss) from
 investment operations...        (0.05)         (1.04)         (2.06)         (0.36)            0.55
                                ------         ------         ------         ------           ------

Less distributions from
 net realized gain.......       -              -               (0.51)        -               -
                                ------         ------         ------         ------           ------

Net asset value, end of
 period..................       $ 6.53         $ 6.58         $ 7.62         $10.19           $10.55
                                ======         ======         ======         ======           ======

Total Return+............        (0.76)%(1)     (13.65)%      (21.08)%        (3.41)%           5.50 %(1)

Ratios to Average Net
 Assets(3):
Expenses.................         2.40 %(2)       2.32 %        2.24 %(4)       2.22 %          2.56 %(2)
Net investment income
 (loss)..................         0.28 %(2)      (0.22)%       (0.06)%         0.20 %          (0.44)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $187,335       $217,216       $340,158       $561,375         $465,258
Portfolio turnover
 rate....................           14 %(1)         39 %          37 %           84 %             14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                FOR THE PERIOD
                             FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,             JUNE 28, 1999*
                            MONTHS ENDED    -------------------------------------------------      THROUGH
                           APRIL 30, 2003        2002             2001             2000        OCTOBER 31, 1999
                           ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.59           $ 7.62           $10.19           $10.55           $10.00
                                ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss) ++.............         0.01            (0.01)           (0.01)            0.02            (0.02)
  Net realized and
   unrealized gain
   (loss)................        (0.06)           (1.02)           (2.05)           (0.38)            0.57
                                ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (0.05)           (1.03)           (2.06)           (0.36)            0.55
                                ------           ------           ------           ------           ------

Less dividends and
 distributions from
  Net investment
   income................        (0.01)          -                -                -                -
  Net realized gain......       -                -                 (0.51)          -                -
                                ------           ------           ------           ------           ------
Total dividends and
 distributions...........        (0.01)          -                 (0.51)          -                -
                                ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 6.53           $ 6.59           $ 7.62           $10.19           $10.55
                                ======           ======           ======           ======           ======

Total Return+............        (0.73)%(1)      (13.52) %        (21.08) %         (3.41)%           5.50 %(1)

Ratios to Average Net
 Assets(3):
Expenses.................         2.40 %(2)        2.18 %           2.24 %(4)        2.22 %           2.56 %(2)
Net investment income
 (loss)..................         0.28 %(2)       (0.08)%          (0.06)%           0.20 %          (0.44)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $22,713          $26,195          $39,079          $69,640          $69,811
Portfolio turnover
 rate....................           14 %(1)          39 %             37 %             84 %             14 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                FOR THE PERIOD
                             FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,             JUNE 28, 1999*
                            MONTHS ENDED    -------------------------------------------------      THROUGH
                           APRIL 30, 2003        2002             2001             2000        OCTOBER 31, 1999
                           ---------------  ---------------  ---------------  ---------------  ----------------
                             (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.73           $ 7.80           $10.32           $10.58           $10.00
                                ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.04             0.06             0.08             0.15             0.01
  Net realized and
   unrealized gain
   (loss)................        (0.06)           (1.04)           (2.09)           (0.41)            0.57
                                ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (0.02)           (0.98)           (2.01)           (0.26)            0.58
                                ------           ------           ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................        (0.10)           (0.09)          -                -                -
  Net realized gain......       -                -                 (0.51)          -                -
                                ------           ------           ------           ------           ------
Total dividends and
 distributions...........        (0.10)           (0.09)           (0.51)          -                -
                                ------           ------           ------           ------           ------

Net asset value, end of
 period..................       $ 6.61           $ 6.73           $ 7.80           $10.32           $10.58
                                ======           ======           ======           ======           ======

Total Return+............        (0.34)%(1)      (12.70)%         (20.30)%          (2.46)%           5.80%(1)

Ratios to Average Net
 Assets(3):
Expenses.................         1.40 %(2)        1.32 %           1.24 %(4)        1.22 %           1.56%(2)
Net investment income....         1.28 %(2)        0.78 %           0.94 %           1.20 %           0.56%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $111,871         $120,329         $124,065          $98,465           $1,336
Portfolio turnover
 rate....................           14 %(1)          39 %             37 %             84 %             14%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

36075RPT-11186F03-AP-6/03

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
International Fund

SEMIANNUAL REPORT
APRIL 30, 2003

Item 9 - Controls and Procedures

     The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003